Stock-based compensation	12 Months Ended
Dec. 31, 2025
Stock-based compensation
Stock-based compensation

Note 35.Stock-based compensation

Employee stock option plans

The F Share Option Plan (“FSOP”) and the Ordinary Share Option Plan (“OSOP”) were approved respectively on January 19, 2023, and September 15, 2023, by the Board of directors of SEALSQ.

Grants

In the 12 months to December 31, 2023, the Group granted a total of 77 options exercisable in F shares to employees, with immediate vesting, all of which had been exercised as of December 31, 2024. The new shares resulting from the exercise were only created in 2025, therefore, the share capital increase from this exercise was not recorded in the year ended December 31, 2024. The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on ordinary shares under the ESOP in the year ended December 31, 2023.

In the 12 months to December 31, 2024, the Group granted a total of 23 options exercisable in F shares to employees, with immediate vesting, all of which had been exercised as of December 31, 2024. The new shares resulting from the exercise were only created in 2025, therefore, the share capital increase from this exercise was not recorded in the year ended December 31, 2024.

The Group also granted a total of 245,165 options exercisable in ordinary shares to Board members, with immediate vesting granted, none of which had been exercised as of December 31, 2024.

The options granted were valued at grant date using the Black-Scholes model.

In the 12 months to December 31, 2025, the Group granted a total of 3,042,652 options exercisable in ordinary shares to employees, board members and advisors.

The options granted consisted of:

-	3,041,452 options with immediate vesting granted to employees, Board members and advisors, 2,569,953 of which had been exercised as of December 31, 2025; and
-	1,200 options exercisable in ordinary shares to an employee, not yet vested as of December 31, 2025.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on F shares under the ESOP in the year ended December 31, 2025.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model. Expected volatility was based on historical volatility of SEALSQ’s ordinary shares in 2025 and 2024, and on historical share price volatility of other companies in the same industry and of a similar size for prior periods.

In the year ended December 31, 2025, a total charge of USD 11,260,701 for options granted to Board members, employees and advisors was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

	December 31,	December 31,	December 31,
Assumption	2025	2024	2023
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	175.40 - 183.25%	65.31 - 140.47%	73.19%
Average remaining expected life of stock options on F shares (years)	—	—	6.19
Average remaining expected life of stock options on ordinary shares (years)	5.33	6.53	n/a

The following tables illustrates the development of the Group’s non-vested options for the years ended December 31, 2025 and 2024.

	Options on ordinary shares
	Number of shares	Weighted-average grant
Non-vested options	under options	date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	245,165	0.61
Vested	245,165	0.61
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	3,042,652	2.94
Vested	3,041,452	2.93
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	1,200	4.29

Options on F shares
	Number of shares	Weighted-average grant
Non-vested options	under options	date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	23	2.35
Vested	23	2.35
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	—	—

The following tables summarize the Group’s stock option activity for the years ended December 31, 2025 and 2024.

			Weighted average
		Weighted-average	remaining	Aggregate
	Ordinary shares	exercise price	contractual term	intrinsic value
Options on ordinary shares	under options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	—	—	—	—
Of which vested	—	—	—	—
Granted	245,165	0.01	—	—
Outstanding as at December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	—	—
Exercised or converted	(2,647,019)	0.01	—	9,471,366
Forfeited or cancelled	(65,774)	0.01	—
Outstanding as at December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376

Weighted average
		Weighted-average	remaining	Aggregate
	F shares under	exercise price	contractual term	intrinsic value
Options on F shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19
Granted	23	0.05	—	—
Exercised or converted	(100)	0.05	—	118
Outstanding as at December 31, 2024	—	—	—	—
Of which vested	—	—	—	—
Granted	—	—	—	—
Exercised or converted	—	—	—	—
Outstanding as at December 31, 2025	—	—	—	—
Of which vested	—	—	—	—

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
In relation to the Ordinary Share Option Plan	11,261	148	—
In relation to the F Share Option Plan	—	—	—
Total	11,261	148	—

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Research & development expenses	2,376	—	—
Selling & marketing expenses	3,694	—	—
General & administrative expenses	5,191	148	—
Total	11,261	148	—

The following table reconciles the total stock-based compensation expense to the amounts recognized in stockholders’ equity:

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Total stock-based compensation for the period	11,261	148	—
Less: stock-based compensation classified as liability	(1,538)	—	—
Stock-based compensation recognized in APIC	9,723	148	—